SUPPLEMENT DATED MAY 30, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2025,
FOR EXECUTIVE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY

VARIABLE ACCOUNT I

Appendix A to the Prospectus is updated as follows:

The Current Expenses number for BlackRock Global Allocation V.I. Fund Class III is 1.02%2.

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2This Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE